Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Description of Accounting Policy For Intangible Assets And Goodwill [Text Block Abstract]
Schedule of intangible assets
	Consolidated
	Technologies and Knowhow A$	Patents and Trademark A$	Software and License A$	Total A$
Cost
As of January 1, 2021	6,217,824	236,528	486,864	6,941,216
Additions	1,900,589	-	-	1,900,589
As of December 31, 2021	8,118,413	236,528	486,864	8,841,805

As of January 1, 2022	8,118,413	236,528	486,864	8,841,805
Additions	1,569,438	-	541,248	2,110,686
Disposal	(2,578,188)	-	-	(2,578,188)
Write-off	(6,217,824)	(236,528)	(486,864)	(6,941,216)
Exchange difference	28,915	-	-	28,915
As of December 31, 2022	920,754	-	541,248	1,462,002

Accumulated Amortization and Impairment Losses
As of January 1, 2021 and as of
December 31, 2021	(6,217,824)	(236,528)	(486,864)	(6,941,216)

As of January 1, 2022	(6,217,824)	(236,528)	(486,864)	(6,941,216)
Amortisation	(223,815)	-	(66,062)	(289,877)
Disposal	108,515	-	-	108,515
Write-off	6,217,824	236,528	486,864	6,941,216
Exchange difference	(15,269)	-	1,123	(14,146)
As of December 31, 2022	(130,569)	-	(64,939)	(195,508)

Carrying Amount
As of December 31, 2022	790,185	-	476,309	1,266,494
As of December 31, 2021	1,900,589	-	-	1,900,589